Note 3 - Summary of Significant Accounting Policies: Cash and Cash Equivalent (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Cash and Cash Equivalent

Cash and Cash Equivalent

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. At March 31, 2013 cash consists of a checking account.